Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss carried forward	$ 2,386,069	$ 1,798,009
Valuation allowance	2,386,069	1,798,009
Deferred tax assets, non-current
Deferred tax assets, non-current